Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2021
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of September 30, 2021 and December 31, 2020 are as follows:

	Balance as of September 30, 2021		Balance as of December 31, 2020
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	4,101	237,664	898	302,302
Foreign exchange derivatives instruments	2,717	-	661	-
Notes conversion option (Note 14)	-	11,975	-	25,882
Total	6,818	249,639	1,559	328,184